Contract costs (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Contract Costs [Line Items]
Transition costs	$ 224,795	$ 230,706
Incentives	5,767	8,670
Contract assets	230,562	239,376
Cost
Disclosure Of Contract Costs [Line Items]
Transition costs	487,106	477,174
Incentives	52,200	67,545
Contract assets	539,306	544,719
Accumulated amortization
Disclosure Of Contract Costs [Line Items]
Transition costs	262,311	246,468
Incentives	46,433	58,875
Contract assets	$ 308,744	$ 305,343